Description of Business (Details) - USD ($)						1 Months Ended		6 Months Ended	13 Months Ended
	Jun. 14, 2023	Apr. 28, 2023	Jan. 27, 2023	Jan. 11, 2023	Jan. 11, 2023	Jan. 27, 2023	May 31, 2022	Jun. 30, 2023	May 31, 2022	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Business (Details) [Line Items]
Stock purchase agreement, description				(i) cash in the amount of $0.5 million and the (ii) the termination and release of our obligation to the Buyers for contingent consideration in connection with our original acquisition of 365 Cannabis from the Buyers in 2021 (the “Earn-out Obligation”), subject to customary post-closing adjustments, if any. Any post-closing adjustments are generally limited to certain adjustments in accounts payable and indemnification obligations in accordance with the 365 SPA. Upon completion of the sale, $0.4 million of the total cash proceeds was placed into certain restricted accounts (the “Restricted Accounts”) held as security for our 2021 Senior Secured Convertible Notes (the “Senior Convertible Notes”) while $0.1 million was subject to a hold-back (the “365 Holdback”) by the Buyers to be released to us and also placed into the Restricted Accounts after all post-closing adjustments, if any, are resolved. In accordance with the 365 SPA, we and the Buyers agreed that the value of the Earn-out Obligation was $2.3 million, a reduction of $4.0 million from the original estimate, for purposes of the sale of 365 Cannabis and is reflected on our consolidated balance sheets as Contingent consideration payable.
Cash										$ 100,000	$ 100,000
Purchase price			$ 4,000,000			$ 4,000,000
Termination fee		$ 290,000
Fees and expenses		60,000				60,000
Common stock, par value (in Dollars per share)								$ 0.0001			$ 0.0001	$ 0.0001
Conversion price per share (in Dollars per share)								$ 0.5			4.6
Stock purchase agreement, description					(i) cash in the amount of $0.5 million and the (ii) the termination and release of our obligation to the Buyers for contingent consideration in connection with our original acquisition of 365 Cannabis from the Buyers in 2021 (the “Earn-out Obligation”). In accordance with the 365 SPA, we and the Buyers agreed that the value of the Earn-out Obligation was $2.3 million for purposes of the sale of 365 Cannabis and was reflected as Contingent consideration payable on our condensed consolidated balance sheets as of December 31, 2022. In connection with the sale of 365 Cannabis, we terminated certain employees that were not requested to transfer with the business by the Buyers or whose positions were no longer necessary to support our reduced level of operations. We incurred and paid restructuring charges associated with this action for less that $0.1 million, primarily in the form of severance and related employee benefits, during the first quarter of 2023. The charges were included as a component of Cost of revenues in our condensed consolidated statements of operations.
Maximum amount of post closing working capital adjustments		500,000
Maximum amount agreed to provide for tax		500,000
Per share (in Dollars per share)	$ 0.075
Common stock amount	$ 115,625,000
Ownership amount	$ 115,600,000
Reduction amount								$ 500,000
Reduction value percentage								33.00%
Sales and marketing costs								$ 300,000
Development costs							$ 200,000	200,000
Cost of revenue and general and administrative expenses								$ 100,000	$ 100,000
Minimum [Member]
Description of Business (Details) [Line Items]
Conversion price per share (in Dollars per share)								$ 1.2
Maximum [Member]
Description of Business (Details) [Line Items]
Conversion price per share (in Dollars per share)								4.75
POSaBIT Systems Corporation (“POSaBIT”) [Member]
Description of Business (Details) [Line Items]
Purchase price			4,000,000			4,000,000
Termination fee			200,000			140,000
Gryphon Digital Mining, Inc. (“Gryphon”) [Member]
Description of Business (Details) [Line Items]
Termination fee			$ 275,000			$ 275,000
Gryphon Digital Mining, Inc. (“Gryphon”) [Member]
Description of Business (Details) [Line Items]
Ownership percentage			92.50%			92.50%
Akerna Merger Co. (“Akerna Merger”) [Member]
Description of Business (Details) [Line Items]
Ownership percentage			7.50%			7.50%
Akerna Canada Ample Exchange Inc [Member]
Description of Business (Details) [Line Items]
Purchase price		5,000,000
Purchase price value in cash		4,000,000
Purchase price value in loan		$ 1,000,000
Senior Convertible Notes [Member] | Minimum [Member]
Description of Business (Details) [Line Items]
Conversion price per share (in Dollars per share)								1.2			1.2
Senior Convertible Notes [Member] | Maximum [Member]
Description of Business (Details) [Line Items]
Conversion price per share (in Dollars per share)								$ 4.75			$ 4.75
Exchange Agreements [Member]
Description of Business (Details) [Line Items]
Percentage of conversion of stock represent outstanding shares								19.90%			19.90%
Common stock, par value (in Dollars per share)								$ 0.0001			$ 0.0001